Expense Example {- Investor Freedom 2050 Portfolio} - NF_02.28 VIP Investor Freedom Funds Investor Combo_PRO-01 - Investor Freedom 2050 Portfolio - Investor Class	Feb. 17, 2023 USD ($)
Expense Example:
1 year	$ 70
3 years	$ 221